Debt - Accounts Receivable Securitization Facility (Details) - USD ($)	6 Months Ended
	Oct. 31, 2019	Apr. 30, 2019
Forecast | Energy Services | Receivables Facility | Energy Services Receivables Facility
Short-term Debt
Maximum borrowing capacity	$ 75,000,000	$ 150,000,000